Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial
			Summary	Average	Fixed $100
	Summary		Compensation	Compensation	Investment
	Compensation	Compensation	Table Total for	Actually Paid to	Based on: Total	Net Income
	Table Total	Actually Paid to	Non-PEO	Non-PEO	Shareholder	(Loss)
	for PEO(1)	PEO(2)	NEOs(1)	NEOs(2)	Return(3)	($ in
Year	($)	($)	($)	($)	($)	thousands)
2024	400,000	4,171,036	802,796	813,265	216.67	(4,254)
2023	1	785,902	362,806	342,404	77.21	(5,872)
2022	1,292,001	878,051	500,941	407,056	54.56	(10,433)
(1)	For 2022, the PEO was Mr. Moradi and the Non-PEO NEOs were Ms. Georgevich and Mr. Varacalli. For 2023, the PEO was Mr. Moradi and the Non-PEO NEOs were Ms. Georgevich, Dr. Bettis, and Mr. Varacalli, who served as Chief Operating Officer through August 2023. For 2024, the PEO was Mr. Moradi and the Non-PEO NEOs were Ms. Georgevich and Dr. Bettis.
(2)	A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid to our PEO and our Non-PEO NEOs (as an average) for 2024 is shown below:

	2024
		Average of
	PEO	Non-PEO NEOs
Adjustments	($)	($)
Total Compensation from SCT	400,000	802,796
Adjustments for stock and option awards:
(Subtraction): Stock Awards amounts	—	(565,324)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	273,027
Addition (Subtraction): Change in fair value at covered year end from prior year end of awards granted in any prior fiscal year that are outstanding and unvested at covered year end	3,197,297	32,630
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	203,722
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	573,739	66,414
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	4,171,036	813,265

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns, which includes RSUs, PSUs and PSAs, was determined by reference to the closing price on the applicable year-end date(s) or the applicable vesting date and was based on the assumption that the maximum performance is achieved.

(3)	Total shareholder return as calculated is based on a fixed investment of one hundred dollars measured from the market close on December 31, 2021 through and including the end of the fiscal year for each year reported in the table.

Named Executive Officers, Footnote
(1)	For 2022, the PEO was Mr. Moradi and the Non-PEO NEOs were Ms. Georgevich and Mr. Varacalli. For 2023, the PEO was Mr. Moradi and the Non-PEO NEOs were Ms. Georgevich, Dr. Bettis, and Mr. Varacalli, who served as Chief Operating Officer through August 2023. For 2024, the PEO was Mr. Moradi and the Non-PEO NEOs were Ms. Georgevich and Dr. Bettis.

PEO Total Compensation Amount	$ 400,000	$ 1	$ 1,292,001
PEO Actually Paid Compensation Amount	$ 4,171,036	785,902	878,051
Adjustment To PEO Compensation, Footnote
(2)	A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid to our PEO and our Non-PEO NEOs (as an average) for 2024 is shown below:

	2024
		Average of
	PEO	Non-PEO NEOs
Adjustments	($)	($)
Total Compensation from SCT	400,000	802,796
Adjustments for stock and option awards:
(Subtraction): Stock Awards amounts	—	(565,324)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	273,027
Addition (Subtraction): Change in fair value at covered year end from prior year end of awards granted in any prior fiscal year that are outstanding and unvested at covered year end	3,197,297	32,630
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	203,722
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	573,739	66,414
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	4,171,036	813,265

Non-PEO NEO Average Total Compensation Amount	$ 802,796	362,806	500,941
Non-PEO NEO Average Compensation Actually Paid Amount	$ 813,265	342,404	407,056
Adjustment to Non-PEO NEO Compensation Footnote
(2)	A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid to our PEO and our Non-PEO NEOs (as an average) for 2024 is shown below:

	2024
		Average of
	PEO	Non-PEO NEOs
Adjustments	($)	($)
Total Compensation from SCT	400,000	802,796
Adjustments for stock and option awards:
(Subtraction): Stock Awards amounts	—	(565,324)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	273,027
Addition (Subtraction): Change in fair value at covered year end from prior year end of awards granted in any prior fiscal year that are outstanding and unvested at covered year end	3,197,297	32,630
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	203,722
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	573,739	66,414
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	4,171,036	813,265

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 216.67	77.21	54.56
Net Income (Loss)	$ (4,254,000)	$ (5,872,000)	$ (10,433,000)
PEO Name	Mr. Moradi
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,197,297
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	573,739
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,027
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,630
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,722
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,414
Non-PEO NEO | (Subtraction): Stock Awards amounts
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (565,324)